Business Changes and Developments - Intangible Assets Associated with Acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 54,060	$ 62,764
Accumulated Amortization	24,690	21,754
Investment Banking [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	49,631	56,020
Accumulated Amortization	22,757	18,088
Investment Management [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,429	6,744
Accumulated Amortization	1,933	3,666
Client Related [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	48,141	56,830
Accumulated Amortization	22,696	20,592
Client Related [Member] | Investment Banking [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	44,311	50,700
Accumulated Amortization	21,110	17,201
Client Related [Member] | Investment Management [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,830	6,130
Accumulated Amortization	1,586	3,391
Non Compete Non Solicit Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	154	169
Accumulated Amortization	124	108
Non Compete Non Solicit Agreements [Member] | Investment Banking [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	0	0
Accumulated Amortization	0	0
Non Compete Non Solicit Agreements [Member] | Investment Management [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	154	169
Accumulated Amortization	124	108
Other Intangible Assets Associated With Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,765	5,765
Accumulated Amortization	1,870	1,054
Other Intangible Assets Associated With Acquisition [Member] | Investment Banking [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,320	5,320
Accumulated Amortization	1,647	887
Other Intangible Assets Associated With Acquisition [Member] | Investment Management [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	445	445
Accumulated Amortization	$ 223	$ 167